Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 6,489,129	$ 110,022	$ 509,628
Restricted cash	8,287	3,777	183,707
Accounts Receivable	1,067,624	951,645	831,706
Prepaid assets	372,061	75,233	54,064
Total current assets	7,937,101	1,140,677	1,579,105
Oil and gas properties (full cost method), at cost:
Evaluated properties	59,527,700	50,096,063	46,268,756
Unevaluated acreage, excluded from amortization	20,625,201	0	2,885,758
Wells in progress, excluded from amortization		0	6,041,743
Total oil and gas properties, at cost	80,152,901	50,096,063	55,196,257
Less accumulated depreciation, depletion, amortization, and impairment	(50,108,797)	(49,573,439)	(24,550,217)
Total oil and gas properties at cost, net	30,044,104	522,624	30,646,040
Other assets:
Office equipment net of accumulated depreciation	65,839	44,386	73,823
Deferred financing costs, net		220,020	60,000
Restricted cash, deposits and other	575,109	2,000,406	215,541
Total other assets	640,948	2,044,792	349,364
Total Assets	38,622,153	3,708,093	32,574,509
Current liabilities:
Dividends accrued on preferred stock	206,667	720,000	180,000
Accrued expenses for drilling activity	0	535,938	5,734,131
Accounts payable	6,820,208	1,331,963	975,749
Accrued expenses	2,759,040	2,955,419	1,248,995
Revenue payable	1,347,871	0
Term loan - Independent Bank	5,379,211	0
Current asset retirement obligations	155,468	0
Convertible notes - net of discount	1,165,151	673,739	0
Convertible notes - related parties, net of discount	185,778	1,054,552	0
Term loan - Heartland, net of discount	0	2,492,069	0
Convertible debentures, net of discount	0	6,846,465	0
Derivative liability - conversion feature	0	5,511	0
Total current liabilities	18,019,394	16,615,656	8,138,875
Long term liabilities:
Other long-term liabilities	19,428	0
Note payable - SOS Ventures	1,000,000	0
Asset retirement obligation-non-current	837,660	207,953	200,063
Warrant liability	279,815	55,655	393,788
Convertible debentures, net of discount		0	6,840,076
Convertible debentures conversion derivative liability		0	1,249,442
Total long-term liabilities	2,136,903	263,608	8,683,369
Total liabilities	20,156,297	16,879,264	16,822,244
Commitments and contingencies
Conditionally redeemable 6% preferred stock, $0.0001 par value: 7,000 shares authorized; 2,000 shares issued and outstanding with a liquidation preference of $2,180,000 as of June 30, 2016	1,950,428	1,172,517	1,686,102
Stockholders' equity (deficiency)
Preferred stock value		6,794,000	6,794,000
Series B Preferred stock subscribed 2,100 shares subscribed at June 30, 2016 and no shares subscribed at December 31, 2015.	(2,100,000)	0
Common stock, $0.0001 par value: 100,000,000 shares authorized; 15,588,594 shares issued and outstanding as of June 30, 2016 and 2,786,276 issued and outstanding as of December 31, 2015.	1,558	278	269
Additional paid in capital	206,190,005	159,771,692	155,100,215
Accumulated deficit	(204,180,348)	(180,909,658)	(147,828,321)
Total stockholders' equity (deficiency)	16,515,428	(14,343,688)	14,066,163
Total Liabilities, Redeemable Preferred Stock and Stockholders’ Equity (Deficiency)	38,622,153	3,708,093	$ 32,574,509
Series A Preferred Stock [Member]
Stockholders' equity (deficiency)
Preferred stock value	0	6,794,000
Series B Preferred Stock [Member]
Stockholders' equity (deficiency)
Preferred stock value	$ 16,604,213	$ 0